United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-3181

(Investment Company Act File Number)

Federated Hermes Short-Intermediate Duration Municipal Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/22

Date of Reporting Period: Six months ended 12/31/21

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
December 31, 2021

Share Class | Ticker	A | FMTAX	A2 | FMTHX	Institutional | FSHIX	Service | FSHSX

Federated Hermes Short-Intermediate Municipal Fund
Fund Established 1981

A Portfolio of Federated Hermes Short-Intermediate Duration Municipal Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from July 1, 2021 through December 31, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At December 31, 2021, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
General Obligations - Local	10.8%
Prepaid Gas Utility	10.1%
Hospital	9.9%
Industrial Development/Pollution Control	7.7%
Airport	7.0%
Toll Road	6.7%
General Obligations - State	6.4%
Electric and Gas	6.0%
Public Power	5.2%
Multi-Family Housing	4.6%
Other[2]	24.6%
Derivative Contracts[3,4]	(0.0)%
Other Assets and Liabilities—Net[5]	1.0%
TOTAL	100%
1
Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s Adviser. For securities that have been enhanced by a third-party, including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s Adviser.
2
For purposes of this table, sector classifications constitute 74.4% of the Fund’s total net assets. Remaining sectors have been aggregated under the designation “Other.”
3
Represents less than 0.1%.
4
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investment in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5
Assets, other than investments in securities and derivatives, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
December 31, 2021 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—91.1%
	Alabama—2.5%
$6,500,000	Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 12/1/2025	$7,218,717
1,000,000	Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 5 (Series 2020A-1) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 10/1/2026	1,134,101
8,000,000	Black Belt Energy Gas District, AL, Gas Revenue Bonds Project No.7 (Series 2021C-1) TOBs, (Goldman Sachs Group, Inc. GTD), 4.000%, Mandatory Tender 12/1/2026	9,051,451
8,000,000	Lower Alabama Gas District, Gas Project Revenue Bonds Project No.2 (Series 2020A) TOBs, (Goldman Sachs Group, Inc. GTD), 4.000%, Mandatory Tender 12/1/2025	8,871,627
2,500,000	Mobile, AL IDB (Alabama Power Co.), PCR Bonds (Series 2007A) TOBs, 1.000%, Mandatory Tender 6/26/2025	2,522,172
450,000	Prattville, AL IDB (International Paper Co.), Environmental Improvement Revenue Refunding Bonds (Series 2019B) TOBs, 2.000%, Mandatory Tender 10/1/2024	468,007
425,000	Prattville, AL IDB (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2019C) TOBs, 2.000%, Mandatory Tender 10/1/2024	442,007
	TOTAL	29,708,082
	Alaska—0.3%
1,250,000	Alaska International Airports System, Revenue Refunding Bonds (Series 2016A), 5.000%, 10/1/2024	1,404,511
1,010,000	Alaska State Housing Finance Corp., Revenue Bonds (Series 2013A), (United States Treasury PRF 6/1/2022@100), 5.000%, 12/1/2022	1,030,112
1,550,000	Anchorage, AK Electric Utility System, Senior Lien Revenue Refunding Bonds (Series 2014A), (United States Treasury COL), 5.000%, 12/1/2022	1,617,124
	TOTAL	4,051,747
	Arizona—1.3%
3,330,000	Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2019) TOBs, 5.000%, Mandatory Tender 6/3/2024	3,674,649
3,000,000	Maricopa County, AZ Pollution Control Corp. (Public Service Co., NM), Pollution Control Revenue Refunding Bonds Palo Verde Project (Series 2010A) TOBs, 0.875%, Mandatory Tender 10/1/2026	2,987,791
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Arizona—continued
$1,625,000		Maricopa County, AZ Pollution Control Corp. (Public Service Co., NM), Pollution Control Revenue Refunding Bonds Palo Verde Project (Series 2010B) TOBs, 0.875%, Mandatory Tender 10/1/2026	$1,618,387
1,750,000		Phoenix, AZ Civic Improvement Corp.—Airport System, Junior Lien Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2023	1,870,339
1,000,000		Phoenix, AZ Civic Improvement Corp.—Airport System, Junior Lien Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2024	1,107,695
1,500,000		Phoenix, AZ Civic Improvement Corp.—Airport System, Junior Lien Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2025	1,720,284
3,000,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017B), (Original Issue Yield: 4.750%), 4.700%, 10/1/2024	3,002,011
		TOTAL	15,981,156
		California—6.9%
5,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007B-1) FRNs, 1.200% (SIFMA 7-day +1.100%), Mandatory Tender 4/1/2024	5,084,963
10,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007G-1) FRNs, 1.200% (SIFMA 7-day +1.100%), Mandatory Tender 4/1/2024	10,169,927
6,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2021E) FRNs, 0.510% (SIFMA 7-day +0.410%), Mandatory Tender 4/1/2028	5,999,946
5,250,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds (Series 2021B-1) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 8/1/2031	6,377,362
2,045,000		California Health Facilities Financing Authority (Kaiser Permanente), Revenue Bonds (Series 2017C) TOBs, 5.000%, Mandatory Tender 11/1/2022	2,126,410
10,000,000		California Infrastructure & Economic Development Bank (Los Angeles County Museum of Art), Refunding Revenue Bonds (Series 2021A) TOBs, 1.200%, Mandatory Tender 6/1/2028	10,099,894
1,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.000%, 2/1/2022	1,003,595
2,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.000%, 2/1/2023	2,101,437
2,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.000%, 2/1/2024	2,190,297
1,500,000	[2]	California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2009A) TOBs, 1.300%, Mandatory Tender 2/3/2025	1,524,154
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$2,500,000	[2]	California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A) TOBs, 0.700%, Mandatory Tender 12/1/2023	$2,508,057
1,000,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-50 Senior Living Revenue Refunding Bonds (Series B-3), 2.125%, 11/15/2027	1,008,399
1,000,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-70 Senior Living Revenue Refunding Bonds (Series B-2), 2.375%, 11/15/2028	1,010,134
3,750,000		California State, UT GO Various Purpose Bonds, 5.000%, 3/1/2029	4,808,743
2,500,000		California State, UT GO Various Purpose Bonds, 5.000%, 3/1/2030	3,281,456
1,000,000		California State, Various Purpose GO Bonds (Series 2020-1), 5.000%, 11/1/2027	1,242,194
1,000,000		California State, Various Purpose GO Refunding Bonds (Series 2020-2), 5.000%, 11/1/2026	1,208,013
2,000,000		California State, Various Purpose GO Refunding Bonds (Series 2020-2), 5.000%, 11/1/2028	2,549,142
2,000,000		Los Angeles County, CA Metropolitan Transportation Authority, Measure R Junior Subordinate Sales Tax Revenue Refunding Bonds (Series 2020A) Green Bonds, 5.000%, 6/1/2030	2,661,030
1,230,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Refunding Bonds (Series 2021A), 5.000%, 5/15/2027	1,491,749
1,250,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Refunding Bonds (Series 2021A), 5.000%, 5/15/2028	1,550,270
1,410,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Refunding Bonds (Series 2021A), 5.000%, 5/15/2029	1,785,507
2,150,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Refunding Bonds (Series 2021A), 5.000%, 5/15/2030	2,775,508
2,860,000		Los Angeles, CA Department of Water & Power (Los Angeles, CA Department of Water & Power (Electric/Power System)), Power System Revenue Bonds (Series 2020A), 5.000%, 7/1/2029	3,706,944
2,000,000		Southern California Public Power Authority (Power Projects), Windy Point/Windy Flats Project Revenue Refunding Bonds (Series 2020-1) Green Bonds, 5.000%, 4/1/2024	2,186,762
2,000,000		Western Placer, CA Unified School District, Community Facilities District No.2 2020 Bond Anticipation Notes, 2.000%, 6/1/2025	2,036,791
		TOTAL	82,488,684
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Colorado—1.6%
$400,000	Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 4.000%, 1/1/2022	$400,000
640,000	Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2023	664,161
750,000	Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2024	805,307
600,000	Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2025	654,200
250,000	Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 5.000%, 12/1/2022	260,148
2,425,000	Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2020B-2) TOBs, 5.000%, Mandatory Tender 11/15/2025	2,816,511
3,000,000	Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Refunding Bonds (Series 2019D) TOBs, 5.000%, Mandatory Tender 11/15/2022	3,120,432
450,000	E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2020A), 5.000%, 9/1/2024	503,398
280,000	E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2020A), 5.000%, 9/1/2025	324,509
1,480,000	E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2020A), 5.000%, 9/1/2026	1,769,721
2,000,000	E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2020A), 5.000%, 9/1/2027	2,453,583
5,500,000	University of Colorado (The Regents of), University Enterprise Revenue Refunding Bonds (Series 2021C-3B) TOBs, 2.000%, Mandatory Tender 10/15/2026	5,797,589
	TOTAL	19,569,559
	Connecticut—1.4%
1,000,000	Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2028	1,250,880
2,600,000	Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2029	3,323,373
1,000,000	Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2030	1,305,515
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Connecticut—continued
$400,000		Connecticut State Health & Educational Facilities (Stamford Hospital), Revenue Bonds (Series 2021L-1), 4.000%, 7/1/2022	$407,197
400,000		Connecticut State Health & Educational Facilities (Stamford Hospital), Revenue Bonds (Series 2021L-1), 4.000%, 7/1/2023	421,192
600,000		Connecticut State Health & Educational Facilities (Stamford Hospital), Revenue Bonds (Series 2021L-1), 4.000%, 7/1/2024	650,898
600,000		Connecticut State Health & Educational Facilities (Stamford Hospital), Revenue Bonds (Series 2021L-1), 4.000%, 7/1/2025	668,567
700,000		Connecticut State Health & Educational Facilities (Stamford Hospital), Revenue Bonds (Series 2021L-1), 4.000%, 7/1/2026	798,273
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 1.000% (SIFMA 7-day +0.900%), 3/1/2023	1,508,464
2,255,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 1.050% (SIFMA 7-day +0.950%), 3/1/2024	2,280,237
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 1.090% (SIFMA 7-day +0.990%), 3/1/2025	4,075,583
		TOTAL	16,690,179
		Delaware—0.2%
2,000,000		Delaware Economic Development Authority (Delmarva Power and Light Co.), Gas Facilities Revenue Refunding Bonds (Series 2020A) TOBs, 1.050%, Mandatory Tender 7/1/2025	2,028,286
		District of Columbia—0.8%
8,040,000		Metropolitan Washington, DC Airports Authority, Airport System Revenue Refunding Bonds (Series 2018A), 5.000%, 10/1/2030	9,947,019
		Florida—1.1%
575,000		Broward County, FL Port Facilities, Revenue Refunding Bonds (Series 2011A), (Assured Guaranty Municipal Corp. INS), 5.000%, 9/1/2024	577,063
1,475,000		Florida Development Finance Corp. (Lakeland Regional Health System), Healthcare Facilities Revenue Refunding Bonds (Series 2021), 5.000%, 11/15/2027	1,815,014
1,250,000		Florida Development Finance Corp. (Lakeland Regional Health System), Healthcare Facilities Revenue Refunding Bonds (Series 2021), 5.000%, 11/15/2029	1,604,913
1,200,000		Florida Development Finance Corp. (Lakeland Regional Health System), Healthcare Facilities Revenue Refunding Bonds (Series 2021), 5.000%, 11/15/2030	1,570,468
1,300,000		Florida Development Finance Corp. (Lakeland Regional Health System), Healthcare Facilities Revenue Refunding Bonds (Series 2021), 5.000%, 11/15/2031	1,734,311
1,000,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.000%, 6/1/2022	1,019,027
1,300,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.000%, 10/1/2022	1,344,696
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$2,000,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 5.000%, 10/1/2031	$2,597,627
1,345,000		Volusia County, FL Education Facility Authority (Stetson University, Inc.), Revenue Refunding Bonds (Series 2015), 5.000%, 6/1/2024	1,482,207
		TOTAL	13,745,326
		Georgia—4.0%
1,000,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2022	1,041,994
1,000,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2023	1,085,675
800,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2024	899,555
7,000,000	[1]	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018B) FRNs, (Royal Bank of Canada GTD), 0.816% (1-month USLIBOR x 0.67 +0.750%), Mandatory Tender 9/1/2023	7,034,896
5,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018C) TOBs, (Royal Bank of Canada GTD), 4.000%, Mandatory Tender 12/1/2023	5,310,247
5,300,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2019B) TOBs, (Toronto Dominion Bank GTD), 4.000%, Mandatory Tender 12/2/2024	5,784,251
3,235,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021A) TOBs, (Royal Bank of Canada GTD), 4.000%, Mandatory Tender 9/1/2027	3,738,743
4,250,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C) TOBs, (Citigroup, Inc. GTD), 4.000%, Mandatory Tender 12/1/2028	4,987,539
1,225,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C), (Citigroup, Inc. GTD), 4.000%, 12/1/2027	1,424,292
4,500,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C), (Citigroup, Inc. GTD), 4.000%, 12/1/2028	5,313,640
5,500,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), Scherer Plant Pollution Control Revenue Bonds (First Series 1995), 2.250%, 7/1/2025	5,715,216
3,500,000		Private Colleges & Universities Facilities of GA (Emory University), Revenue Bonds (Series 2020B), 5.000%, 9/1/2030	4,622,286
850,000		Savannah, GA EDA (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2019A) TOBs, 2.000%, Mandatory Tender 10/1/2024	884,014
		TOTAL	47,842,348
		Hawaii—0.8%
7,500,000		Honolulu, HI City & County, UT GO Rail Transit Project Bonds (Series 2021E), 5.000%, 3/1/2030	9,796,487
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—6.0%
$400,000	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2021B), 5.000%, 12/1/2022	$416,455
1,000,000	Chicago, IL Metropolitan Water Reclamation District, LT GO Capital Improvement Bonds (Series 2021C), 5.000%, 12/1/2023	1,088,882
1,500,000	Chicago, IL Metropolitan Water Reclamation District, LT GO Capital Improvement Bonds (Series 2021C), 5.000%, 12/1/2024	1,696,890
1,000,000	Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.000%, 1/1/2022	1,000,000
1,500,000	Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2013C), 5.000%, 1/1/2022	1,500,000
500,000	Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2020B), 5.000%, 1/1/2024	545,642
500,000	Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2020B), 5.000%, 1/1/2026	585,007
500,000	Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2020B), 5.000%, 1/1/2028	616,195
1,000,000	Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2020B), 5.000%, 1/1/2029	1,259,653
1,000,000	Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2020B), 5.000%, 1/1/2030	1,285,373
1,000,000	Chicago, IL O’Hare International Airport, Revenue Refunding Bonds (Series 2015B), 5.000%, 1/1/2023	1,046,796
1,135,000	Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2016A-1), 5.000%, 11/1/2023	1,229,535
5,000,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2022	5,193,515
2,645,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2023	2,865,304
2,100,000	Cook County, IL, UT GO Refunding Bonds (Series 2021B), 4.000%, 11/15/2024	2,308,204
3,700,000	Cook County, IL, UT GO Refunding Bonds (Series 2021B), 4.000%, 11/15/2026	4,259,477
1,500,000	Granite City, IL (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002), 1.250%, 5/1/2027	1,499,993
1,780,000	Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2022	1,792,749
1,845,000	Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2023	1,892,638
2,800,000	Illinois Finance Authority (American Water Capital Corp.), Revenue Refunding Bonds (Series 2020) TOBs, 0.700%, Mandatory Tender 9/1/2023	2,798,459
3,000,000	Illinois Finance Authority (OSF Health Care Systems), Revenue Bonds (Series 2020A) TOBs, 5.000%, Mandatory Tender 11/15/2026	3,536,880
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$1,500,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.000%, 11/1/2022	$1,554,998
1,800,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.000%, 11/1/2023	1,942,019
2,125,000	[1]	Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2021B) FRNs, 0.800% (SIFMA 7-day +0.700%), Mandatory Tender 5/1/2026	2,129,856
2,125,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2028	2,558,037
1,750,000		Illinois State, UT GO Bonds (Series 2020B), 5.500%, 5/1/2024	1,947,890
2,500,000		Illinois State, UT GO Bonds (Series 2021B), 5.000%, 3/1/2022	2,518,872
2,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2022	2,069,272
1,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2023	1,077,996
2,300,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2028	2,832,635
2,250,000		Illinois State, UT GO Refunding Bonds (Series 2021A), 5.000%, 3/1/2023	2,369,722
2,000,000		Illinois State, UT GO Refunding Bonds (Series 2021A), 5.000%, 3/1/2024	2,190,097
6,465,000		Illinois State, UT GO Bonds (Series 2016), 5.000%, 6/1/2028	7,540,937
1,925,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2017), 5.000%, 6/1/2026	2,270,683
		TOTAL	71,420,661
		Indiana—0.3%
500,000		Ball State University, IN, Revenue Refunding Bonds (Series 2016), 5.000%, 7/1/2022	511,953
1,000,000		Indiana Municipal Power Agency, Revenue Refunding Bonds (Series 2016C), 5.000%, 1/1/2024	1,090,027
2,000,000		Indiana State Finance Authority Environmental (Indianapolis, IN Power & Light Co.), Environmental Facilities Refunding Revenue Bonds (Series 2020B) TOBs, 0.950%, Mandatory Tender 4/1/2026	1,987,692
		TOTAL	3,589,672
		Iowa—0.4%
1,040,000		Ames, IA Hospital Revenue (Mary Greeley Medical Center), Revenue Refunding Bonds (Series 2016), 5.000%, 6/15/2023	1,109,312
2,000,000		Iowa Finance Authority (Gevo NW Iowa RNG, LLC), Solid Waste Facility Revenue Bonds Renewable Gas Project (Series 2021) TOBs, (Citibank N.A., New York LOC), 1.500%, Mandatory Tender 4/1/2024	2,013,013
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Iowa—continued
$2,000,000	[1]	Iowa Finance Authority (Lifespace Communities, Inc.), Revenue Bonds (Series 2021B) FRNs, 0.585% (SOFR x 0.70 +0.550%), Mandatory Tender 5/15/2026	$1,999,250
		TOTAL	5,121,575
		Kansas—0.1%
1,000,000		Wyandotte County, KS Unified Government Utility System, Revenue Bonds (Series 2016A), 5.000%, 9/1/2024	1,115,840
		Kentucky—2.4%
2,640,000		Kentucky Bond Development Corp. (St. Elizabeth Medical Center), Hospital Facilities Revenue Refunding Bonds (Series 2016), 5.000%, 5/1/2024	2,915,392
3,000,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), Pollution Control Revenue Bonds (Series 2005A) TOBs, 1.750%, Mandatory Tender 7/1/2026	3,114,526
5,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2018A) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 4/1/2024	5,342,313
4,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2018B) TOBs, (BP PLC GTD), 4.000%, Mandatory Tender 1/1/2025	4,358,688
9,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2020A) TOBs, (BP PLC GTD), 4.000%, Mandatory Tender 6/1/2026	10,172,380
2,250,000		Trimble County, KY (Louisville Gas & Electric Co.), PCR Refunding Bonds (Series 2016A) TOBs, 1.300%, Mandatory Tender 9/1/2027	2,269,612
		TOTAL	28,172,911
		Louisiana—2.3%
1,450,000		East Baton Rouge Sewerage Commission, Revenue Refunding Bonds (Series 2020A), 5.000%, 2/1/2028	1,800,341
750,000		East Baton Rouge Sewerage Commission, Revenue Refunding Bonds (Series 2020A), 5.000%, 2/1/2030	973,098
5,000,000		Louisiana Local Government Environmental Facilities Community Development Authority (East Baton Rouge Sewerage Commission), Subordinate Lien Multi-Modal Revenue Refunding Bonds (Series 2020B) TOBs, 0.875%, Mandatory Tender 2/1/2025	5,013,496
1,175,000		Louisiana Stadium and Exposition District, BANS (Series 2021), 4.000%, 7/3/2023	1,223,383
6,000,000		Louisiana State Offshore Terminal Authority (Loop LLC), Deepwater Port Revenue Bonds (Series 2010B-1A) TOBs, 2.000%, Mandatory Tender 10/1/2022	6,048,046
790,000		New Orleans, LA Aviation Board, Revenue Bonds (Series 2015A), 5.000%, 1/1/2024	861,948
3,765,000		St. Charles Parish, LA Gulf Opportunity Zone (Valero Energy Corp.), Revenue Bonds (Series 2010) TOBs, 4.000%, Mandatory Tender 6/1/2022	3,820,194
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Louisiana—continued
$7,000,000	St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2017B-2) TOBs, 2.375%, Mandatory Tender 7/1/2026	$7,361,751
	TOTAL	27,102,257
	Maryland—1.4%
12,945,000	Maryland State, UT GO Bonds (Second Series 2021A), 5.000%, 8/1/2030	17,177,228
	Massachusetts—1.3%
2,000,000	Massachusetts Development Finance Agency (Harvard University), Revenue Refunding Bonds (Series 2020A), 5.000%, 10/15/2029	2,612,148
1,000,000	Massachusetts Development Finance Agency (Harvard University), Revenue Refunding Bonds (Series 2020A), 5.000%, 10/15/2030	1,336,929
1,750,000	Massachusetts Development Finance Agency (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002), 1.250%, 5/1/2027	1,749,992
2,600,000	Massachusetts Development Finance Agency (Williams College, MA), Variable Rate Revenue Bonds (Series 2011N) TOBs, 0.450%, Mandatory Tender 7/1/2025	2,586,330
205,000	Massachusetts Housing Finance Agency, SFM Revenue Bonds (Series 172), 4.000%, 6/1/2045	213,324
6,000,000	Massachusetts State Development Finance Agency (Boston University), Revenue Bonds (Series 2019 DD-1) TOBs, 5.000%, Mandatory Tender 4/1/2024	6,460,638
	TOTAL	14,959,361
	Michigan—2.3%
5,000,000	Lansing, MI Board of Water & Light, Utility System Revenue Bonds (Series 2021B) TOBs, 2.000%, Mandatory Tender 7/1/2026	5,298,183
5,000,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-1), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2022	5,118,269
2,000,000	Michigan State Finance Authority Revenue (McLaren Health Care Corp.), Hospital Revenue Refunding Bonds (Series 2015D-2) TOBs, 1.200%, Mandatory Tender 4/13/2028	2,011,561
3,300,000	Michigan State Strategic Fund (Waste Management, Inc.), Revenue Bonds TOBs, 0.580%, Mandatory Tender 8/1/2024	3,288,232
1,205,000	Michigan State Trunk Line, State Trunk Line Fund Refunding Bonds (Series 2020A), 5.000%, 11/15/2023	1,309,263
1,000,000	Michigan State Trunk Line, State Trunk Line Fund Refunding Bonds (Series 2020A), 5.000%, 11/15/2024	1,129,068
750,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2026	889,235
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$2,000,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2027	$2,431,644
500,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2029	634,901
1,000,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2030	1,294,351
2,735,000		Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2015F), 5.000%, 12/1/2025	3,173,028
1,000,000		Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2015F), 5.000%, 12/1/2027	1,160,575
		TOTAL	27,738,310
		Minnesota—0.2%
2,955,000	[1]	Minnesota State HFA, Residential Housing Finance Bonds (Series 2018D) FRNs, 0.530% (SIFMA 7-day +0.430%), Mandatory Tender 7/3/2023	2,959,117
		Mississippi—0.5%
1,250,000		Mississippi Business Finance Corp. (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002) TOBs, 2.200%, Mandatory Tender 6/3/2024	1,294,189
4,000,000		Warren County, MS Gulf Opportunity Zone (International Paper Co.), Revenue Refunding Bonds (Series 2020A) TOBs, 1.375%, Mandatory Tender 6/16/2025	4,106,947
		TOTAL	5,401,136
		Missouri—0.6%
1,570,000		Cape Girardeau County, MO IDA (St. Francis Medical Center, MO), Revenue Bonds (Series 2013A), 5.000%, 6/1/2022	1,600,607
500,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016A), 5.000%, 2/1/2023	523,370
650,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2022	652,213
1,200,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2023	1,256,088
750,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2024	816,153
850,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2025	956,283
750,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2026	871,125
		TOTAL	6,675,839
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Montana—0.4%
$4,555,000	[1]	Montana Facility Finance Authority (Billings Clinic Obligated Group), Variable Rate Revenue Bonds (Series 2018C) FRNs, 0.650% (SIFMA 7-day +0.550%), Mandatory Tender 8/15/2023	$4,559,058
		Nebraska—0.3%
3,000,000	[1]	Douglas County, NE (Creighton University, NE), Educational Facilities Revenue Refunding Bonds (Series 2021B) FRNs, 0.630% (SIFMA 7-day +0.530%), Mandatory Tender 9/1/2026	3,010,976
		Nevada—1.6%
6,665,000		Clark County, NV Airport System, Airport System Subordinate Lien Revenue Refunding Bonds (Series 2019A), 5.000%, 7/1/2026	7,933,068
3,000,000		Clark County, NV School District, LT GO Building Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 6/15/2028	3,764,050
875,000		Clark County, NV School District, LT GO Building Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 6/15/2030	1,142,062
6,500,000		Washoe County, NV Gas & Water Facilities Revenue (Sierra Pacific Power Co.), Refunding Revenue Bonds (Series 2016B) TOBs, 3.000%, Mandatory Tender 6/1/2022	6,569,069
		TOTAL	19,408,249
		New Hampshire—0.7%
1,960,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 1.000%, 1/1/2022	1,960,000
220,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2024	232,400
290,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2025	313,524
265,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2026	292,200
250,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2027	279,950
285,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2028	318,540
300,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2029	333,690
280,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2030	310,174
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Hampshire—continued
$4,000,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-2) TOBs, 2.150%, Mandatory Tender 7/1/2024	$4,127,104
		TOTAL	8,167,582
		New Jersey—6.1%
1,000,000		Lyndhurst Township, NJ BANs, 1.000%, 2/4/2022	1,000,674
400,000		New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 5.000%, 6/15/2022	408,425
220,000		New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 5.000%, 6/15/2023	234,463
300,000		New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 5.000%, 6/15/2024	331,941
385,000		New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 5.000%, 6/15/2025	440,732
555,000		New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 5.000%, 6/15/2026	655,329
410,000		New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 5.000%, 6/15/2027	497,502
400,000		New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 5.000%, 6/15/2028	496,049
1,000,000		New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 5.000%, 6/15/2029	1,261,606
500,000		New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 5.000%, 6/15/2031	646,369
500,000		New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 5.000%, 6/15/2032	645,364
5,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2015 XX), 5.000%, 6/15/2022	5,105,544
10,000,000	[1]	New Jersey EDA (New Jersey State), School Facilities Construction Refunding SIFMA Index Bonds (Series 2013 I) FRNs, 1.350% (SIFMA 7-day +1.250%), 9/1/2025	10,131,941
1,000,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020A), 1.000%, 6/1/2023	1,008,662
2,000,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020C), 1.150%, 6/1/2023	2,018,709
4,075,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020D) TOBs, 1.100%, Mandatory Tender 12/1/2027	4,054,116
1,750,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2021A), 5.000%, 6/15/2027	2,123,485
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$2,500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2021A), 5.000%, 6/15/2028	$3,098,552
3,165,000		New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 4.000%, 6/1/2030	3,838,437
2,000,000		New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 5.000%, 6/1/2027	2,430,755
1,000,000		New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 5.000%, 6/1/2028	1,242,231
1,000,000		New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 5.000%, 6/1/2029	1,269,903
1,000,000		New Jersey Turnpike Authority, Revenue Bonds (Series 2017A), 5.000%, 1/1/2027	1,207,522
5,000,000	[1]	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017D-3) FRNs, 0.669% (1-month USLIBOR x 0.70 +0.600%), 1/1/2023	5,010,327
5,000,000	[1]	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017D-4) FRNs, 0.769% (1-month USLIBOR x 0.70 +0.700%), 1/1/2024	5,043,230
600,000		Newark, NJ, UT GO Qualified General Improvement Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2025	689,130
500,000		Newark, NJ, UT GO Qualified General Improvement Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2026	590,902
625,000		Newark, NJ, UT GO Qualified General Improvement Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2027	757,046
1,300,000		Newark, NJ, UT GO Qualified General Improvement Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2028	1,606,472
500,000		Newark, NJ, UT GO Qualified School Refunding Bonds (Series 2020B), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2024	556,285
500,000		Newark, NJ, UT GO Qualified School Refunding Bonds (Series 2020B), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2025	574,275
8,349,000		Riverdale Borough, NJ BANs, 1.000%, 9/9/2022	8,388,604
1,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2022	1,018,905
2,500,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2023	2,660,132
2,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2024	2,214,379
		TOTAL	73,257,998
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Mexico—0.8%
$3,500,000		Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds (Series 2010B) TOBs, 2.125%, Mandatory Tender 6/1/2022	$3,523,271
4,000,000		Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds San Juan Project (Series 2010D) TOBs, 1.100%, Mandatory Tender 6/1/2023	4,033,816
2,200,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 5/1/2025	2,496,946
		TOTAL	10,054,033
		New York—6.9%
5,500,000		Chautauqua County, NY Capital Resource Corporation (NRG Energy, Inc.), Exempt Facilities Revenue Refunding Bonds (Series 2020) TOBs, 1.300%, Mandatory Tender 4/3/2023	5,522,498
4,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2019B) TOBs, 1.640%, Mandatory Tender 9/1/2024	4,096,154
900,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2020A), 5.000%, 9/1/2028	1,137,726
1,200,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2020A), 5.000%, 9/1/2029	1,549,786
875,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2020A), 5.000%, 9/1/2030	1,150,505
4,040,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2020B) TOBs, 0.850%, Mandatory Tender 9/1/2025	4,049,208
3,500,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2021B) TOBs, 1.500%, Mandatory Tender 9/1/2026	3,586,351
5,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Bond Anticipation Notes (Series 2019D-1), 5.000%, 9/1/2022	5,155,401
2,205,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002G-1F) FRNs, 0.464% (SOFR x 0.67 +0.430%), 11/1/2026	2,187,695
2,375,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2005D-1) FRNs, 0.364% (SOFR x 0.67 +0.330%), Mandatory Tender 4/1/2024	2,363,067
5,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2011B) FRNs, 0.616% (1-month USLIBOR x 0.67 +0.550%), Mandatory Tender 11/1/2022	5,013,752
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$7,500,000	New York City Housing Development Corp., Multi-Family Housing Revenue Sustainable Development Bonds (Series 2021F-2) TOBs, 0.600%, Mandatory Tender 7/1/2025	$7,404,346
3,000,000	New York City Housing Development Corp., Sustainable Neighborhood Bonds (Series 2019B-2) TOBs, 2.100%, Mandatory Tender 7/3/2023	3,003,852
1,000,000	New York City, NY IDA (Queens Baseball Stadium), PILOT Refunding Bonds (Series 2021A), (Assured Guaranty Municipal Corp. INS), 5.000%, 1/1/2028	1,227,818
500,000	New York City, NY IDA (Queens Baseball Stadium), PILOT Refunding Bonds (Series 2021A), (Assured Guaranty Municipal Corp. INS), 5.000%, 1/1/2029	626,390
1,000,000	New York City, NY IDA (Queens Baseball Stadium), PILOT Refunding Bonds (Series 2021A), (Assured Guaranty Municipal Corp. INS), 5.000%, 1/1/2030	1,275,766
1,000,000	New York City, NY IDA (Yankee Stadium LLC), Pilot Revenue Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 3/1/2028	1,235,477
1,500,000	New York City, NY IDA (Yankee Stadium LLC), Pilot Revenue Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 3/1/2029	1,895,018
1,600,000	New York City, NY IDA (Yankee Stadium LLC), Pilot Revenue Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 3/1/2030	2,061,051
4,000,000	New York State HFA, Affordable Housing Revenue Bonds (Series 2020J), 0.750%, 5/1/2025	4,005,207
3,500,000	New York State HFA, Affordable Housing Revenue Bonds (Series 2020K), 0.700%, 11/1/2024	3,505,327
2,750,000	New York Transportation Development Corporation (American Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2021), 2.250%, 8/1/2026	2,848,255
1,000,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 5.000%, 12/1/2025	1,153,061
2,430,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 5.000%, 12/1/2026	2,880,748
1,500,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 5.000%, 12/1/2029	1,883,839
1,000,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2026	1,188,127
1,600,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2028	1,985,271
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$2,250,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2029	$2,842,960
5,000,000	Triborough Bridge & Tunnel Authority, NY, Payroll Mobility Tax Senior Lien Bonds (Series 2021B) TOBs, 5.000%, Mandatory Tender 5/15/2026	5,913,679
	TOTAL	82,748,335
	North Carolina—2.0%
825,000	Columbus County, NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), Environmental Improvement Revenue Refunding Bonds (Series 2019A) TOBs, 2.000%, Mandatory Tender 10/1/2024	858,014
745,000	North Carolina HFA, Revenue Bonds (Series 2017 38-B), 4.000%, 7/1/2047	802,231
5,000,000	North Carolina Medical Care Commission (CaroMont Health), Hospital Revenue Bonds (Series 2021B) TOBs, 5.000%, Mandatory Tender 2/1/2026	5,872,144
1,875,000	North Carolina State (North Carolina State Grant Anticipation Revenue), Grant Anticipation Revenue Vehicle Bonds (Series 2019), 5.000%, 3/1/2025	2,144,347
1,600,000	North Carolina State (North Carolina State Grant Anticipation Revenue), Grant Anticipation Revenue Vehicle Bonds (Series 2019), 5.000%, 3/1/2026	1,890,553
4,500,000	North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Bonds (Series 2020), 5.000%, 2/1/2024	4,904,615
1,750,000	North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds (Series 2018), 5.000%, 1/1/2027	2,083,816
1,000,000	North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds (Series 2018), 5.000%, 1/1/2028	1,218,086
2,000,000	Wake County, NC, UT GO Refunding Bonds (Series 2020A), 5.000%, 4/1/2027	2,450,137
1,000,000	Wake County, NC, UT GO Refunding Bonds (Series 2020A), 5.000%, 4/1/2028	1,258,629
500,000	Wake County, NC, UT GO Refunding Bonds (Series 2020A), 5.000%, 4/1/2029	644,809
	TOTAL	24,127,381
	North Dakota—0.4%
5,000,000	Cass County Joint Water Resource District, ND, UT GO Temporary Refunding Improvement Bonds (Series 2021A), 0.480%, 5/1/2024	5,002,366
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—2.0%
$3,500,000	Allen County, OH (Bon Secours Mercy Health), Hospital Facilities Revenue Bonds (Series 2017B) TOBs, 2.150%, Mandatory Tender 5/5/2022	$3,554,171
1,350,000	American Municipal Power-Ohio, Inc. (AMP—Combined Hydroelectric Projects), Revenue Refunding Bonds (Series 2020A), 5.000%, 2/15/2026	1,588,000
1,600,000	American Municipal Power-Ohio, Inc. (AMP—Combined Hydroelectric Projects), Revenue Refunding Bonds (Series 2020A), 5.000%, 2/15/2027	1,936,727
1,750,000	American Municipal Power-Ohio, Inc. (AMP—Combined Hydroelectric Projects), Revenue Refunding Bonds (Series 2020A), 5.000%, 2/15/2028	2,165,538
1,500,000	American Municipal Power-Ohio, Inc., Revenue Refunding Bonds (Series 2017A), 5.000%, 2/15/2025	1,709,665
650,000	Cleveland, OH (Cleveland, OH Water), Water Revenue Bonds (Series 2020FF), 5.000%, 1/1/2026	763,317
950,000	Cleveland, OH (Cleveland, OH Water), Water Revenue Bonds (Series 2020FF), 5.000%, 1/1/2027	1,150,780
600,000	Cleveland, OH (Cleveland, OH Water), Water Revenue Bonds (Series 2020FF), 5.000%, 1/1/2028	746,147
1,100,000	Cleveland, OH (Cleveland, OH Water), Water Revenue Bonds (Series 2020FF), 5.000%, 1/1/2029	1,402,592
800,000	Cleveland, OH (Cleveland, OH Water), Water Revenue Bonds (Series 2020FF), 5.000%, 1/1/2030	1,041,022
500,000	Hamilton County, OH (UC Health ), Hospital Facilities Revenue Bonds (Series 2014), 5.000%, 2/1/2023	524,747
3,500,000	Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2019) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 2/1/2025	3,939,676
1,500,000	Ohio State Air Quality Development Authority (American Electric Power Co., Inc.), Air Quality Revenue Refunding Bonds (Series 2014A) TOBs, 2.400%, Mandatory Tender 10/1/2029	1,572,935
455,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2020A), 5.000%, 1/15/2026	530,245
345,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2020A), 5.000%, 1/15/2027	412,894
1,000,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2020B) TOBs, 5.000%, Mandatory Tender 1/15/2025	1,129,901
	TOTAL	24,168,357
	Oklahoma—1.4%
3,500,000	Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Educational Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2024	3,882,849
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Oklahoma—continued
$3,200,000		Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Educational Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2025	$3,678,576
5,000,000		Oklahoma Development Finance Authority (Gilcrease Developers, LLC), Limited Obligation Revenue Bonds (Series 2020), 1.625%, 7/6/2023	5,023,880
1,000,000		Oklahoma State Turnpike Authority, Second Senior Revenue Refunding Bonds (Series 2020A), 5.000%, 1/1/2028	1,245,565
1,000,000		Oklahoma State Turnpike Authority, Second Senior Revenue Refunding Bonds (Series 2020A), 5.000%, 1/1/2030	1,303,950
1,000,000		Tulsa County, OK Industrial Authority (Broken Arrow Public Schools), Educational Facilities Lease Revenue Bonds (Series 2016), 5.000%, 9/1/2022	1,031,378
		TOTAL	16,166,198
		Oregon—1.4%
2,800,000		Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza, Inc.), Parkview Project TEMPS-50 Revenue and Refunding Bonds (Series 2021B-2), 0.950%, 6/1/2027	2,766,349
1,250,000		Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza, Inc.), Parkview Project TEMPS-65 Revenue and Refunding Bonds (Series 2021B-1), 1.200%, 6/1/2028	1,233,208
1,450,000		Port of Portland, OR Airport, Portland International Airport Revenue Bonds (Series Twenty-Seven A), 5.000%, 7/1/2026	1,711,771
1,700,000		Port of Portland, OR Airport, Portland International Airport Revenue Bonds (Series Twenty-Seven A), 5.000%, 7/1/2027	2,059,397
1,600,000		Port of Portland, OR Airport, Portland International Airport Revenue Bonds (Series Twenty-Seven A), 5.000%, 7/1/2028	1,983,555
2,635,000		Port of Portland, OR Airport, Portland International Airport Revenue Bonds (Series Twenty-Seven A), 5.000%, 7/1/2029	3,332,460
2,400,000		Port of Portland, OR Airport, Portland International Airport Revenue Bonds (Series Twenty-Seven A), 5.000%, 7/1/2030	3,084,128
		TOTAL	16,170,868
		Pennsylvania—4.9%
850,000		Allegheny County, PA Sanitation Authority, Sewer Revenue Refunding Bonds (Series 2016), (Assured Guaranty Municipal Corp. INS), 5.000%, 12/1/2025	995,082
2,100,000	[1]	Bethlehem, PA Area School District Authority, School Revenue Bonds (Series 2021C) FRNs, 0.384% (SOFR x 0.67 +0.350%), Mandatory Tender 11/1/2025	2,101,195
1,115,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series of 2016), 5.000%, 1/1/2022	1,115,000
1,155,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series of 2016), 5.000%, 1/1/2024	1,252,338
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$500,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2022	$520,249
750,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2023	811,859
12,500,000	[1]	Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2014B) FRNs, 1.138% (1-month USLIBOR x 0.67 +1.070%), Mandatory Tender 6/1/2024	12,639,164
5,000,000		Lehigh County, PA IDA (PPL Electric Utilities Corp.), Pollution Control Revenue Refunding Bonds (Series 2016A) TOBs, 1.800%, Mandatory Tender 9/1/2022	5,043,416
2,250,000	[1]	Montgomery County, PA Higher Education & Health Authority Hospital (Thomas Jefferson University), Revenue Bonds (Series 2018C) FRNs, 0.820% (SIFMA 7-day +0.720%), Mandatory Tender 9/1/2023	2,250,080
1,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke’s University Health Network), Variable Rate Hospital Revenue Bonds (Series 2018B) FRNs, 1.109% (1-month USLIBOR x 0.70 +1.040%), Mandatory Tender 8/15/2024	1,006,006
6,500,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2011) TOBs, 2.150%, Mandatory Tender 7/1/2024	6,729,125
4,000,000	[1]	Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2021A) FRNs, 0.500% (SIFMA 7-day +0.400%), Mandatory Tender 6/3/2024	4,016,061
2,000,000	[1]	Pennsylvania HFA, SFM Revenue Bonds (Series 2018-127C) FRNs, 0.641% (1-month USLIBOR x 0.70 +0.570%), Mandatory Tender 10/1/2023	2,007,257
1,500,000		Pennsylvania State Higher Education Facilities Authority (University of the Sciences in Philadelphia), Revenue Refunding Bonds (Series 2015A), 5.000%, 11/1/2023	1,620,923
250,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2020B), 5.000%, 12/1/2026	300,884
400,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2020B), 5.000%, 12/1/2027	493,525
500,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2020B), 5.000%, 12/1/2028	632,074
750,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2020B), 5.000%, 12/1/2029	968,373
525,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2020B), 5.000%, 12/1/2030	692,348
625,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2021B), 5.000%, 12/1/2028	789,141
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2021B), 5.000%, 12/1/2029	$1,285,931
750,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2021B), 5.000%, 12/1/2030	983,158
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2021B), 5.000%, 12/1/2031	1,334,205
1,200,000	Philadelphia, PA Airport System, Revenue Refunding Bonds (Series 2021), 5.000%, 7/1/2024	1,329,234
1,600,000	Philadelphia, PA Airport System, Revenue Refunding Bonds (Series 2021), 5.000%, 7/1/2025	1,831,986
2,000,000	Philadelphia, PA Airport System, Revenue Refunding Bonds (Series 2021), 5.000%, 7/1/2026	2,356,230
1,000,000	Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2025	1,135,898
1,000,000	Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2026	1,175,312
1,250,000	Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2027	1,511,510
	TOTAL	58,927,564
	Rhode Island—0.7%
2,250,000	Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2022	2,287,431
2,000,000	Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2023	2,121,959
3,285,000	Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2024	3,622,440
	TOTAL	8,031,830
	South Carolina—0.4%
1,545,000	Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2021A), 4.000%, 1/1/2025	1,701,540
2,000,000	South Carolina State Public Service Authority (Santee Cooper), Revenue Refunding and Improvement Bonds (Series 2020A), 5.000%, 12/1/2031	2,612,812
	TOTAL	4,314,352
	South Dakota—0.1%
750,000	Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), (United States Treasury COL), 5.000%, 6/1/2023	799,768
	Tennessee—1.7%
1,200,000	Metropolitan Government Nashville & Davidson County, TN IDB (Waste Management, Inc.), Revenue Bonds TOBs, 3.750%, Mandatory Tender 8/1/2024	1,195,721
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Tennessee—continued
$11,300,000	Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 10/1/2024	$12,592,805
5,500,000	Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2021A) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 9/1/2028	6,425,245
225,000	Tennessee Housing Development Agency, Revenue Refunding Bonds (Series 220142C), 4.000%, 1/1/2045	236,263
	TOTAL	20,450,034
	Texas—14.3%
1,500,000	Alvin, TX Independent School District, Variable Rate Unlimited Tax Schoolhouse Bonds (Series 2014B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.450%, Mandatory Tender 8/15/2023	1,502,216
600,000	Austin, TX Airport System, Revenue Bonds (Series 2019B), 5.000%, 11/15/2024	673,599
650,000	Austin, TX Airport System, Revenue Bonds (Series 2019B), 5.000%, 11/15/2025	754,402
1,000,000	Austin, TX Airport System, Revenue Bonds (Series 2019B), 5.000%, 11/15/2026	1,194,044
4,570,000	Central Texas Regional Mobility Authority, Subordinate Lien Revenue BAN (Series 2021C), 5.000%, 1/1/2027	5,305,784
3,000,000	Central Texas Regional Mobility Authority, Subordinate Lien Revenue Bond Anticipation Notes (Series 2020F), 5.000%, 1/1/2025	3,316,595
1,500,000	Clear Creek, TX Independent School District, Variable Rate UT GO School Building Bonds (Series 2013B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.500%, Mandatory Tender 8/15/2023	1,501,974
1,500,000	Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Refunding Bonds (Series 2016B), 5.000%, 12/1/2022	1,565,804
9,000,000	Denton, TX Independent School District, Variable Rate UT GO School Building Bonds (Series 2014-B) TOBs, (Texas Permanent School Fund Guarantee Program INS), 2.000%, Mandatory Tender 8/1/2024	9,348,817
6,580,000	Eagle Mountain-Saginaw, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2011) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2024	6,843,636
3,000,000	Eanes, TX Independent School District, Variable Rate UT School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.750%, Mandatory Tender 8/1/2025	3,073,758
5,820,000	Fort Bend, TX Independent School District, UT GO Refunding Bonds (Series 2019A) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.950%, Mandatory Tender 8/1/2022	5,875,097
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$3,500,000		Fort Bend, TX Independent School District, UT GO Refunding Bonds (Series 2021B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.720%, Mandatory Tender 8/1/2026	$3,490,579
1,990,000		Fort Bend, TX Independent School District, Variable Rate Unlimited Tax School Building and Refunding Bonds (Series 2020B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.875%, Mandatory Tender 8/1/2025	2,025,564
2,500,000		Georgetown, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.750%, Mandatory Tender 8/1/2022	2,537,041
3,000,000		Goose Creek, TX ISD, Variable Rate UT GO School Building Bonds (Series 2014B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.600%, Mandatory Tender 8/17/2026	2,964,071
1,250,000		Gulf Coast, TX Waste Disposal Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2003B), 1.500%, 5/1/2028	1,250,744
2,900,000		Harlandale, TX Independent School District, Fixed and Variable Rate Unlimited Tax Refunding Bonds (Series 2020) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.750%, Mandatory Tender 8/15/2025	2,900,231
3,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Medical Facilities Mortgage Revenue Refunding Bonds (Series 2019A) FRNs, 0.719% (1-month USLIBOR +0.650%), Mandatory Tender 7/1/2024	3,011,656
5,635,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 1.000% (SIFMA 7-day +0.900%), 6/1/2022	5,645,954
4,500,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 1.050% (SIFMA 7-day +0.950%), 6/1/2023	4,530,582
5,685,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 1.150% (SIFMA 7-day +1.050%), 6/1/2024	5,768,396
5,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Hospital Revenue Bonds (Series 2019B) TOBs, 4.945%, Mandatory Tender 10/1/2024	5,615,124
3,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Texas Medical Center), Revenue Bonds (Series 2020A) TOBs, 0.900%, Mandatory Tender 5/15/2025	3,001,840
2,500,000		Houston, TX Independent School District, Variable Rate Limited Tax Schoolhouse Bonds (Series 2013B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 3.000%, Mandatory Tender 6/1/2024	2,653,799
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$2,000,000		Hutto, TX Independent School District, Unlimited Tax School Building Bonds (Series 2017) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2025	$2,092,987
1,810,000	[1]	Irving, TX Hospital Authority (Baylor Scott & White Medical Center, Irving), Hospital Revenue Bonds (Series 2017B) FRNs, 1.200% (SIFMA 7-day +1.100%), Mandatory Tender 10/15/2023	1,816,441
4,000,000		Katy, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2021C) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.500%, Mandatory Tender 8/15/2024	4,104,056
1,500,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2024	1,658,948
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2025	1,146,343
750,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2026	887,407
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2027	1,218,072
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2028	1,248,584
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2020), 5.000%, 5/15/2025	1,146,343
1,250,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2020), 5.000%, 5/15/2026	1,479,011
2,300,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), Pollution Control Revenue Refunding Bonds (Series 2001A), 2.600%, 11/1/2029	2,442,350
7,535,000		Midlothian, TX Independent School District, Variable Rate Unlimited Tax Refunding Bonds (Series 2013C) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2024	7,793,619
2,730,000		Midlothian, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2017B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2023	2,797,501
270,000		Midlothian, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2017B) TOBs, (United States Treasury PRF 8/1/2023@100), 2.000%, Mandatory Tender 8/1/2052	276,547
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—continued
$1,700,000	New Caney, TX ISD, Variable Rate Unlimited Tax School Building Bonds (Series 2018) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.250%, Mandatory Tender 8/15/2024	$1,731,417
855,000	New Hope Cultural Education Facilities Finance Corporation (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2022	855,000
945,000	New Hope Cultural Education Facilities Finance Corporation (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2024	1,001,035
980,000	New Hope Cultural Education Facilities Finance Corporation (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2025	1,064,664
500,000	New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.000%, 11/1/2023	540,440
625,000	New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.000%, 11/1/2024	702,101
1,105,000	New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.000%, 11/1/2025	1,259,339
1,500,000	North East, TX Independent School District, Variable Rate UT GO Refunding Bonds (Series 2019) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.200%, Mandatory Tender 8/1/2024	1,561,482
1,400,000	North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2025	1,464,654
2,000,000	North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2019B), 5.000%, 1/1/2025	2,266,983
2,500,000	North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2019B), 5.000%, 1/1/2026	2,931,510
2,500,000	North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2019B), 5.000%, 1/1/2027	3,021,534
7,885,000	Northside, TX Independent School District, Variable Rate UT GO School Building and Refunding Bonds (Series 2019) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.600%, Mandatory Tender 8/1/2024	8,093,609
6,000,000	Pflugerville, TX Independent School District, Variable Rate UT School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.500%, Mandatory Tender 8/15/2023	6,197,742
2,500,000	Prosper, TX Independent School District, Adjustable Rate UT School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/15/2023	2,567,221
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—continued
$4,000,000	San Antonio, TX Water System, Water System Variable Rate Junior Lien Revenue Bonds (Series 2019A) TOBs, 2.625%, Mandatory Tender 5/1/2024	$4,213,159
2,000,000	Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2022	2,083,613
1,700,000	Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2024	1,905,686
4,000,000	Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2026	4,746,762
750,000	Texas Municipal Power Agency, Transmission System Revenue Refunding Bonds (Series 2021), (Assured Guaranty Municipal Corp. GTD), 3.000%, 9/1/2024	799,436
1,000,000	Texas Municipal Power Agency, Transmission System Revenue Refunding Bonds (Series 2021), (Assured Guaranty Municipal Corp. GTD), 3.000%, 9/1/2025	1,084,808
950,000	Texas Municipal Power Agency, Transmission System Revenue Refunding Bonds (Series 2021), (Assured Guaranty Municipal Corp. GTD), 3.000%, 9/1/2026	1,046,788
3,680,000	Texas State Transportation Commission (Texas State), UT GO Mobility Fund Bonds (Series 2014B) TOBs, 0.650%, Mandatory Tender 4/1/2026	3,654,982
	TOTAL	171,253,481
	Utah—0.4%
4,000,000	Utah County, UT Hospital Revenue (IHC Health Services, Inc.), Revenue Bonds (Series 2020 B-2) TOBs, 5.000%, Mandatory Tender 8/1/2026	4,762,238
	Virginia—2.1%
2,650,000	Amelia County, VA IDA (Waste Management, Inc.), Tax-Exempt Adjustable Mode Solid Waste Disposal Revenue Bonds (Series 2002), 1.450%, 4/1/2027	2,676,794
1,000,000	Charles City County, VA IDA (Waste Management, Inc.), Tax-Exempt Adjustable Mode Solid Waste Disposal Revenue Bonds (Series 2002), 1.450%, 4/1/2027	1,010,111
4,500,000	Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds Anticipation Notes (Series 2019), 5.000%, 11/1/2023	4,863,626
7,500,000	Louisa, VA IDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2008A) TOBs, 1.900%, Mandatory Tender 6/1/2023	7,661,812
2,500,000	Virginia State Public Building Authority Public Facilities, Public Facilities Revenue Refunding Bonds (Series 2020B), 5.000%, 8/1/2025	2,897,021
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Virginia—continued
$1,500,000		Virginia State Public Building Authority Public Facilities, Public Facilities Revenue Refunding Bonds (Series 2020B), 5.000%, 8/1/2030	$1,980,305
3,750,000		Wise County, VA IDA (Virginia Electric & Power Co.), (Series 2010A) TOBs, 1.200%, Mandatory Tender 5/31/2024	3,811,236
		TOTAL	24,900,905
		Washington—3.2%
1,000,000		Energy Northwest, WA, Columbia Generating Station Electric Revenue Refunding Bonds (Series 2020A), 5.000%, 7/1/2030	1,317,804
2,000,000		Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2017-A), 5.000%, 7/1/2026	2,046,603
1,250,000		Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2020A), 5.000%, 7/1/2027	1,536,014
1,000,000		Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2020A), 5.000%, 7/1/2028	1,259,676
1,750,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2019), 5.000%, 4/1/2022	1,769,977
2,000,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2019), 5.000%, 4/1/2023	2,114,799
1,500,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2019), 5.000%, 4/1/2024	1,648,307
1,825,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2019), 5.000%, 4/1/2025	2,076,345
2,000,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2019), 5.000%, 4/1/2026	2,346,563
2,000,000	[1]	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds—SIFMA Index (Series 2018C) FRNs, 0.590% (SIFMA 7-day +0.490%), Mandatory Tender 11/1/2023	2,006,523
1,500,000		Seattle, WA Municipal Light & Power, Revenue Refunding Bonds (Series 2016C), 5.000%, 10/1/2023	1,623,368
3,760,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate LIBOR Index Revenue Bonds (Series 2017B) FRNs, 1.168% (1-month USLIBOR x 0.67 +1.100%), Mandatory Tender 7/1/2022	3,761,019
3,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate SIFMA Index Revenue Bonds (Series 2017C) FRNs, 1.150% (SIFMA 7-day +1.050%), Mandatory Tender 7/3/2023	3,014,270
10,000,000		Washington State Health Care Facilities Authority (Providence St. Joseph Health), Health Care Facilities Revenue Refunding Bonds (Series 2021B) TOBs, 3.956%, Mandatory Tender 10/1/2030	12,188,173
		TOTAL	38,709,441
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		West Virginia—0.3%
$4,000,000		West Virginia EDA Solid Waste Disposal Facilities (Appalachian Power Co.), Revenue Refunding Bonds Amos Project (Series 2015A) TOBs, 2.550%, Mandatory Tender 4/1/2024	$4,175,522
		Wyoming—0.3%
3,000,000		Sweetwater County, WY PCRB (Idaho Power Co.), PCR Refunding Bonds (Series 2006), 1.700%, 7/15/2026	3,077,288
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $1,074,364,842)	1,089,526,604
	[1]	SHORT-TERM MUNICIPALS—7.9%
		California—3.6%
8,775,000		Los Angeles, CA Multi-Family Housing Revenue Bonds (CORE Related/ GALA Rentals, LP), SPEAR’s 3a7 (Series DBE-8081) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.500%, 1/6/2022	8,775,000
17,600,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) Weekly VRDPs, 0.300%, 1/3/2022	17,600,000
6,700,000		Nuveen California Quality Municipal Income Fund, PUTTERs 3a-7 (Series 5038) (VRDP Series 5) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.250%, 1/3/2022	6,700,000
10,000,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), SPEARs 3a7 (Series DBE-8059) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.500%, 1/6/2022	10,000,000
		TOTAL	43,075,000
		Florida—0.3%
3,100,000		Jacksonville, FL HFA (Millennia Jacksonville TC LP), SPEARs (Series DBE-8055) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.500%, 1/6/2022	3,100,000
		Georgia—0.2%
2,125,000		Appling County, GA Development Authority (Georgia Power Co.), (1st Series 1997) Daily VRDNs, 0.140%, 1/3/2022	2,125,000
		Louisiana—0.4%
4,495,000		Calcasieu Parish, LA Public Trust Authority (Le Jolliet LP), SPEARs 3a7 (Series DBE-8060) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.500%, 1/6/2022	4,495,000
		Multi State—1.5%
9,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series C) Weekly VRDPs, 0.300%, 1/3/2022	9,000,000
8,900,000		Nuveen AMT-Free Quality Municipal Income Fund, Series D MuniFund Preferred Shares Weekly VRDPs, 0.300%, 1/3/2022	8,900,000
		TOTAL	17,900,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—1.9%
$8,000,000		Austin, TX Affordable Public Finance Authority (LDG The Henderson on Reinli LP), Tender Option Bond Certificates (Series 2021-XF1119) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.350%, 1/6/2022	$8,000,000
2,500,000		Dallas, TX Housing Finance Corp. (LDG Ridge at Lancaster LP), (Series 2021-XF1109) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.350%, 1/6/2022	2,500,000
12,700,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 0.220%, 1/3/2022	12,700,000
		TOTAL	23,200,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $93,895,000)	93,895,000
		TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $1,168,259,842)[3]	1,183,421,604
		OTHER ASSETS AND LIABILITIES—NET—1.0%[4]	12,045,242
		TOTAL NET ASSETS—100%	$1,195,466,846
Securities that are subject to the federal alternative minimum tax (AMT) represent 10.5% of the Fund’s portfolio as calculated based upon total market value.
At December 31, 2021, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
Short Futures:
[5]United States Treasury Notes 5-Year, Short Futures	100	$12,097,656	March 2022	$(36,744)
[5]United States Treasury Notes 10-Year, Short Futures	100	$13,046,875	March 2022	$(96,319)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(133,062)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2021, these restricted securities amounted to $6,050,744, which represented 0.5% of total net assets.
3
The cost of investments for federal tax purposes amounts to $1,168,248,664.
Semi-Annual Shareholder Report

4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5
Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$1,089,526,604	$—	$1,089,526,604
Short-Term Municipals	—	93,895,000	—	93,895,000
TOTAL SECURITIES	$—	$1,183,421,604	$—	$1,183,421,604
Other Financial Instruments:[1]
Liabilities	$(133,062)	$—	$—	$(133,062)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(133,062)	$—	$—	$(133,062)
1
Other financial instruments are futures contracts.
Semi-Annual Shareholder Report

The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
COL	—Collateralized
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
PUTTERs	—Puttable Tax-Exempt Receipts
SFM	—Single Family Mortgage
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
SPEARs	—Short Puttable Exempt Adjustable Receipts
TEMPS	—Tax-Exempt Mandatory Paydown Securities
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 12/31/2021	Year Ended June 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.37	$10.25	$10.30	$10.22	$10.27	$10.35
Income From Investment Operations:
Net investment income	0.03	0.08	0.13	0.14	0.11	0.09
Net realized and unrealized gain (loss)	(0.06)	0.12	(0.05)	0.08	(0.05)	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	(0.03)	0.20	0.08	0.22	0.06	0.01
Less Distributions:
Distributions from net investment income	(0.03)	(0.08)	(0.13)	(0.14)	(0.11)	(0.09)
Net Asset Value, End of Period	$10.31	$10.37	$10.25	$10.30	$10.22	$10.27
Total Return[1]	(0.29)%	1.98%	0.81%	2.20%	0.60%	0.09%
Ratios to Average Net Assets:
Net expenses[2]	0.71%[3]	0.71%	0.81%[4]	0.96%[4]	0.96%[4]	0.96%
Net investment income	0.58%[3]	0.78%	1.30%	1.41%	1.07%	0.86%
Expense waiver/reimbursement[5]	0.09%[3]	0.10%	0.11%	0.10%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$593,476	$509,643	$250,177	$178,706	$178,414	$228,127
Portfolio turnover[6]	7%	11%	49%	39%	18%	32%
1
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
Computed on annualized basis.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.81% for the year ended June 30, 2020 and 0.96% for the years ended June 30, 2019 and 2018, after taking into account these expense reductions.
5
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
6
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A2 Shares
(For a Share Outstanding Throughout the Period)
Six Months Ended (unaudited) 12/31/2021[1]
Net Asset Value, Beginning of Period	$10.31
Income From Investment Operations:
Net investment income	0.00[2]
Net realized and unrealized gain (loss)	(0.00)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.00[2]
Less Distributions:
Distributions from net investment income	—
Net Asset Value, End of Period	$10.31
Total Return[3]	0.07%
Ratios to Average Net Assets:
Net expenses[4]	0.65%[5]
Net investment income	0.16%[5]
Expense waiver/reimbursement[6]	—%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[7]
Portfolio turnover[8]	7%[9]
1
Reflects operations for the period from November 17, 2021 (commencement of operations) to December 31, 2021. Certain ratios included in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized gain/loss amounts. Such differences are immaterial.
2
Represents less than $0.01.
3
Based on net asset value. Total returns for periods of less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Represents less than $1,000.
8
Securities that mature are considered sales for purposes of this calculation.
9
Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended December 31, 2021.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 12/31/2021	Year Ended June 30,
	2021		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.37	$10.24	$10.30	$10.21	$10.26	$10.35
Income From Investment Operations:
Net investment income	0.04	0.11	0.17	0.19	0.16	0.14
Net realized and unrealized gain (loss)	(0.06)	0.13	(0.06)	0.09	(0.05)	(0.09)
TOTAL FROM INVESTMENT OPERATIONS	(0.02)	0.24	0.11	0.28	0.11	0.05
Less Distributions:
Distributions from net investment income	(0.04)	(0.11)	(0.17)	(0.19)	(0.16)	(0.14)
Net Asset Value, End of Period	$10.31	$10.37	$10.24	$10.30	$10.21	$10.26
Total Return[1]	(0.16)%	2.34%	1.07%	2.81%	1.10%	0.49%
Ratios to Average Net Assets:
Net expenses[2]	0.46%[3]	0.46%	0.46%[4]	0.46%[4]	0.46%[4]	0.46%
Net investment income	0.83%[3]	1.05%	1.66%	1.91%	1.58%	1.36%
Expense waiver/reimbursement[5]	0.16%[3]	0.17%	0.18%	0.21%	0.24%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$591,928	$624,552	$561,612	$575,676	$689,739	$840,891
Portfolio turnover[6]	7%	11%	49%	39%	18%	32%
1
Based on net asset value. Total returns for periods of less than one year are not annualized.
2
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
Computed on annualized basis.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.46% for the years ended June 30, 2020, 2019 and 2018 after taking into account these expense reductions.
5
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
6
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 12/31/2021	Year Ended June 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.37	$10.25	$10.30	$10.22	$10.26	$10.35
Income From Investment Operations:
Net investment income	0.03	0.08	0.14	0.17	0.14	0.11
Net realized and unrealized gain (loss)	(0.05)	0.12	(0.05)	0.08	(0.04)	(0.09)
TOTAL FROM INVESTMENT OPERATIONS	(0.02)	0.20	0.09	0.25	0.10	0.02
Less Distributions:
Distributions from net investment income	(0.03)	(0.08)	(0.14)	(0.17)	(0.14)	(0.11)
Net Asset Value, End of Period	$10.32	$10.37	$10.25	$10.30	$10.22	$10.26
Total Return[1]	(0.18)%	2.00%	0.93%	2.46%	0.95%	0.25%
Ratios to Average Net Assets:
Net expenses[2]	0.70%[3]	0.70%	0.70%[4]	0.70%[4]	0.71%[4]	0.70%
Net investment income	0.59%[3]	0.82%	1.42%	1.67%	1.30%	1.12%
Expense waiver/reimbursement[5]	0.09%[3]	0.10%	0.21%	0.35%	0.34%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,063	$10,101	$11,431	$11,663	$14,429	$31,831
Portfolio turnover[6]	7%	11%	49%	39%	18%	32%
1
Based on net asset value. Total returns for periods of less than one year are not annualized.
2
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
Computed on annualized basis.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.70% for the years ended June 30, 2020 and 2019 and 0.71% for the year ended June 30, 2018, after taking into account these expense reductions.
5
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
6
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
December 31, 2021 (unaudited)

Assets:
Investment in securities, at value (identified cost $1,168,259,842)		$1,183,421,604
Due from broker		242,500
Cash		83,862
Income receivable		8,422,187
Receivable for shares sold		4,627,532
Prepaid expenses		41,721
TOTAL ASSETS		1,196,839,406
Liabilities:
Payable for shares redeemed	$943,224
Income distribution payable	159,178
Payable for other service fees (Notes 2 and 5)	165,096
Payable for portfolio accounting fees	79,855
Payable for variation margin on futures contracts	13,281
Payable for investment adviser fee (Note 5)	9,864
Payable for administrative fee (Note 5)	2,062
TOTAL LIABILITIES		1,372,560
Net assets for 115,906,343 shares outstanding		$1,195,466,846
Net Assets Consists of:
Paid-in capital		$1,193,401,791
Total distributable earnings (loss)		2,065,055
TOTAL NET ASSETS		$1,195,466,846
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($593,476,141 ÷ 57,537,710 shares outstanding), no par value, unlimited shares authorized	$10.31
Offering price per share (100/99.00 of $10.31)	$10.41
Redemption proceeds per share	$10.31
Class A2 Shares:
Net asset value per share ($100 ÷ 10* shares outstanding), no par value, unlimited shares authorized	$10.31
Offering price per share (100/98.50 of $10.31)	$10.47
Redemption proceeds per share	$10.31
Institutional Shares:
Net asset value per share ($591,927,700 ÷ 57,393,395 shares outstanding), no par value, unlimited shares authorized	$10.31
Offering price per share	$10.31
Redemption proceeds per share	$10.31
Service Shares:
Net asset value per share ($10,062,905 ÷ 975,228 shares outstanding), no par value, unlimited shares authorized	$10.32
Offering price per share	$10.32
Redemption proceeds per share	$10.32
*
Net Asset per Share and Shares outstanding round to the nearest whole total.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended December 31, 2021 (unaudited)

Investment Income:
Interest			$7,940,879
Expenses:
Investment adviser fee (Note 5)		$2,463,239
Administrative fee (Note 5)		484,798
Custodian fees		19,463
Transfer agent fees		206,304
Directors’/Trustees’ fees (Note 5)		6,461
Auditing fees		15,779
Legal fees		5,267
Other service fees (Notes 2 and 5)		964,687
Portfolio accounting fees		122,170
Share registration costs		65,275
Printing and postage		14,212
Miscellaneous (Note 5)		15,325
TOTAL EXPENSES		4,382,980
Waiver and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(581,874)
Reimbursement of other operating expenses (Notes 2 and 5)	(189,798)
TOTAL WAIVER AND REIMBURSEMENT		(771,672)
Net expenses			3,611,308
Net investment income			4,329,571
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(16,030)
Net realized gain on futures contracts			282,902
Net change in unrealized appreciation of investments			(7,007,791)
Net change in unrealized depreciation of futures contracts			(78,319)
Net realized and unrealized gain on investments and futures contracts			(6,819,238)
Change in net assets resulting from operations			$(2,489,667)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 12/31/2021	Year Ended 6/30/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,329,571	$9,338,309
Net realized gain (loss)	266,872	(177,726)
Net change in unrealized appreciation/depreciation	(7,086,110)	10,371,455
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(2,489,667)	19,532,038
Distributions to Shareholders:
Class A Shares	(1,770,483)	(3,228,351)
Class A2 Shares	—	—
Institutional Shares	(2,548,946)	(6,014,951)
Service Shares	(30,221)	(89,355)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,349,650)	(9,332,657)
Share Transactions:
Proceeds from sale of shares	362,724,302	743,752,032
Net asset value of shares issued to shareholders in payment of distributions declared	3,398,675	7,860,550
Cost of shares redeemed	(308,112,787)	(440,736,167)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	58,010,190	310,876,415
Change in net assets	51,170,873	321,075,796
Net Assets:
Beginning of period	1,144,295,973	823,220,177
End of period	$1,195,466,846	$1,144,295,973
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
December 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Short-Intermediate Duration Municipal Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of one diversified portfolio, Federated Hermes Short-Intermediate Municipal Fund (the “Fund”). The Fund offers four classes of shares: Class A Shares, Class A2 Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing its assets so that normally distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund’s investments may be subject to (or may be a specific preference item for purposes of) federal alternative minimum tax (AMT) for individuals. Distributions may be subject to state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation
Semi-Annual Shareholder Report

Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and
Semi-Annual Shareholder Report

unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursement of $771,672 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class A2 Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended December 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$762,752	$—
Institutional Shares	189,798	(189,798)
Service Shares	12,137	—
TOTAL	$964,687	$(189,798)
For the six months ended December 31, 2021, the Fund’s Class A2 Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended December 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities held at December 31, 2021, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2009A) TOBs, 1.300%, Mandatory Tender 2/3/2025	1/30/2020	$1,500,000	$1,524,154
California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A) TOBs, 0.700%, Mandatory Tender 12/1/2023	12/1/2020	$2,500,000	$2,508,057
California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-50 Senior Living Revenue Refunding Bonds (Series B-3), 2.125%, 11/15/2027	5/27/2021	$1,000,000	$1,008,399
California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-70 Senior Living Revenue Refunding Bonds (Series B-2), 2.375%, 11/15/2028	5/27/2021	$1,000,000	$1,010,134
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
Semi-Annual Shareholder Report

The average notional values of short futures contracts held by the Fund throughout the period was $25,463,728. This is based on amounts held as of each month-end throughout the six month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate	Payable for variation margin on futures contracts	$133,062*
*
Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended December 31, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Interest Rate Contracts
Futures Contracts	$282,902

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Interest Rate Contracts
Futures Contracts	$(78,319)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 12/31/2021		Year Ended 6/30/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	26,489,488	$274,507,667	47,219,152	$489,044,329
Shares issued to shareholders in payment of distributions declared	170,724	1,764,772	309,430	3,203,002
Shares redeemed	(18,271,142)	(188,860,615)	(22,797,898)	(236,148,176)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	8,389,070	$87,411,824	24,730,684	$256,099,155

	Period Ended 12/31/2021[1]		Year Ended 6/30/2021
Class A2 Shares:	Shares	Amount	Shares	Amount
Shares sold	19	$198	—	—
Shares redeemed	(9)	(98)	—	—
NET CHANGE RESULTING FROM CLASS A2 SHARE TRANSACTIONS	10	$100	—	$—

	Six Months Ended 12/31/2021		Year Ended 6/30/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,527,552	$88,172,699	24,607,058	$254,516,619
Shares issued to shareholders in payment of distributions declared	155,308	1,605,844	442,046	4,574,149
Shares redeemed	(11,526,651)	(119,195,256)	(19,634,130)	(202,844,515)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,843,791)	$(29,416,713)	5,414,974	$56,246,253

	Six Months Ended 12/31/2021		Year Ended 6/30/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,217	$43,738	18,455	$191,084
Shares issued to shareholders in payment of distributions declared	2,713	28,059	8,056	83,399
Shares redeemed	(5,481)	(56,818)	(168,057)	(1,743,476)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,449	$14,979	(141,546)	$(1,468,993)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	5,546,738	$58,010,190	30,004,112	$310,876,415
1
Reflects operations for the period from November 17, 2021 (commencement of operations) to December 31, 2021.
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At December 31, 2021, the cost of investments for federal tax purposes was $1,168,248,664. The net unrealized appreciation of investments for federal tax purposes was $15,039,878. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,171,509 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,131,631. The amounts are inclusive of derivative contracts.
As of June 30, 2021, the Fund had a capital loss carryforward of $13,291,154 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$7,950,054	$5,341,100	$13,291,154
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund’s Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of the Fund’s Institutional Shares average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. In addition, subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. For the six months ended December 31, 2021, the Adviser waived $581,874 of its fee.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended December 31, 2021, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets annually of Class A Shares, to compensate FSC.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the six months ended December 31, 2021, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended December 31, 2021, FSSC received $498 and reimbursed $189,798 of other service fees disclosed in Note 2.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regards to the Fund’s Institutional Shares, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. The total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class A2 Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.71%, 0.71%, 0.47% and 0.71% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) September 1, 2022; or (b) the date of the Fund’s next effective Prospectus.
Semi-Annual Shareholder Report

While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended December 31, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $156,440,000 and $139,840,000, respectively. Net realized gain (loss) recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/ Trustees and other miscellaneous expenses may be included in the Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and the Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended December 31, 2021, were as follows:
Purchases	$173,474,561
Sales	$73,915,195
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2021, the Fund had no outstanding loans. During the six months ended December 31, 2021, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2021, there were no outstanding loans. During the six months ended December 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. RECENT ACCOUNTING PRONOUNCEMENTS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU 2020-04 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management is evaluating the potential impact of ASU 2020-04 on the financial statements.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 7/1/2021	Ending Account Value 12/31/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$997.10	$3.57
Class A2 Shares	$1,000	$1,000.70	$0.80[2]
Institutional Shares	$1,000	$998.40	$2.32
Service Shares	$1,000	$998.20	$3.53
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.63	$3.62
Class A2 Shares	$1,000	$1,021.93	$3.31[2]
Institutional Shares	$1,000	$1,022.89	$2.35
Service Shares	$1,000	$1,021.68	$3.57
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.71%
Class A2 Shares	0.65%
Institutional Shares	0.46%
Service Shares	0.70%
2
“Actual” expense information for the Fund’s Class A2 Shares is for the period from November 17, 2021 (commencement of operations) to December 31, 2021. Actual expenses are equal to the Fund’s annualized net expense ratio of 0.65% multiplied by 45/365 (to reflect the period from commencement of operations to December 31, 2021). “Hypothetical” expense information for Class A2 Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/365 (to reflect the full half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Short-Intermediate Municipal Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
Semi-Annual Shareholder Report

matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
Semi-Annual Shareholder Report

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
Semi-Annual Shareholder Report

with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
Semi-Annual Shareholder Report

The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
Semi-Annual Shareholder Report

The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2020, the Fund’s performance for the five-year period was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the one-year and three-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
Semi-Annual Shareholder Report

investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Semi-Annual Shareholder Report

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
Semi-Annual Shareholder Report

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Semi-Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Short-Intermediate Duration Municipal Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Short-Intermediate Municipal Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the
Semi-Annual Shareholder Report

Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes Short-Intermediate Municipal Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313907305
CUSIP 31423H106
CUSIP 313907107
CUSIP 313907206
38014 (2/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Short-Intermediate Duration Municipal Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date February 22, 2022

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2022